UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period:7/31/08

Item 1.  Reports to Stockholders.

Annual Report

July 31, 2008

1-877-900-6565

www.alphastreamfunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

Dear Shareholder,

The AlphaStream Special Equity Fund has completed its first full year of operation.  In hindsight, it would have been difficult to pick a more challenging period in market history in which to start a new equity mutual fund.  Despite the challenges, the AlphaStream® Model that governs the holdings of the Fund has continued to function within its historical parameters.

The total net-return of the AlphaStream® Model (based on purchasing twenty industry groups for every monthly measurement period, estimated fees and expenses totaling 2% annually accrued monthly in arrears from inception in April 1993 through July 31, 2008) has exceeded the total gross-return of the S&P 500:

✓

82.7% of 179 consecutive rolling 6-month periods

✓

89.6%, of 173  consecutive rolling 12-month periods

✓

97.5% of 161 consecutive rolling 24-month periods

Note:  The statistics shown are for the model and are not based on actual fund performance.  The AlphaStream® Model produced a positive total return (net-of-fees-and-expenses) of 98.8% in those 161 rolling 24-month periods from April 1993 through July 2008.  This compares to the S&P 500 providing a positive gross total return in 77.62% in those same 24-month rolling periods*.  We advocate analyzing specified periods of rolling total performance because we believe this mitigates the advantage of any investment management entity or system to benefit from selective point-to-point performance measurement.

What the above information does not address is the volatility that can be experienced in the Model and, thus, in the AlphaStream Special Equity Fund.  The stock market appears to be poised to undergo a transition period in coming months, where investors’ confidence in certain segments of the market may be challenged.  It is not unusual for capitulatory investor behavior to result in higher than normal price volatility in stocks and stock market indices.  The volatility may occur due to apprehension surrounding continuing mortgage and foreclosure woes, financial stocks like Fannie Mae, Freddie Mac, the health of major banks like Wachovia Bank and investment firms like Lehman Brothers.

In recent months we have witnessed dramatic advances in the price of various agricultural commodities, oil and gas, industrial metals and precious metals.  A portion of this advance is easily attributable to the dynamics of international supply and demand.  Some of the price advance is attributable to highly leveraged investment activities in hedge funds that have gained favor with pension funds, university endowments and other institutional investors.  As these leveraged positions begin to unwind and the speculators reduce their exposure, we will likely see volatile declines in commodities before they resume a more orderly advance in price.  The AlphaStream® Model is not a market timing device and, therefore, if it continues to call for investment in these commodity-based industry groups, we should expect exaggerated volatility in the Fund in the short-term.   In the past the Model has endured this type of volatility and gone on to post desirable returns.  The Model will continue to be monitored at least weekly to ascertain if it is continuing to manage the portfolio within historical norms for volatility.

The results of the AlphaStream Special Equity Fund, net of fees and expenses, have in the first year met the stated objective of beating the S&P 500.  In fact, the Fund also outperformed other popular indices like the NASDAQ Composite, the Dow 30 Industrials and the Wilshire 5000.  While this accomplishment is welcome, it did not result in a positive return in the first year of operation.  Taking into account that the AlphaStream® Model has produced a positive return in 89.6% in all previous 12-month periods, it can be concluded that we simply have experienced the 10% probability of a negative return.

We are now embarking on the second year of Fund operation.  What I find encouraging is that 98.8% of all the 24-month total return periods for the Model provided a positive return.  Unless we experience the Model’s current 1.2% probability that the net performance for the first 24-month could be negative, the Fund has to produce a positive return from August 1, 2008 through July 31, 2009 that is greater than our current shortfall to produce a positive 24-month total net return.  While past performance and historical statistics are not a guarantee of future returns, they do reveal that we enter the next 12-months with good odds for success.

The AlphaStream Special Equity Fund is now on several mutual fund platforms, including Fidelity’s NFS and Schwab’s OneSource.  The growth of the Fund is due in part to our collective ability to attract new shareholders.  I appeal to you to introduce the Fund to your family, friends and business associates.  Please feel free to contact me or the transfer agent to obtain a prospectus for the Fund and to learn the names of the other brokerage firms and mutual fund platforms through which shares in the AlphaStream Special Equity Fund can be purchased.

I once again express my gratitude for the trust and commitment of shareholders in the AlphaStream Special Equity Fund.  Like any young company, our Fund has faced normal start-up challenges and weathered them well.  I continue to be pleased with the effectiveness of our traders, custodians, administrators, accountants, compliance officers and others who provide their valuable professional services to the mutual fund.  I am indebted to them for their ongoing contributions to our endeavor.  With their contributions, a solid foundation has been built for the future of your company.

Robert S. McWilliams, Jr., President

AlphaStream Portfolios, Inc.

bob@alphastreamports.com

*Past performance and historical probabilities are no guarantee of future results. Actual results of the AlphaStream Special Equity Fund may vary from the investment model for the fund due to variations in actual expenses from estimated expenses, impact of trading and stock market volatility, as well as portfolio manager implementation of the investment model.  Actual investment return and principal value will vary.  Investors’ shares when redeemed may be worth more or less than original cost. Returns and historical probabilities do not reflect the deduction of taxes a shareholder would pay on distributions or redemption of fund shares.  The S&P 500 (ticker symbol SPX) is a widely recognized index of common stocks. An investment cannot be made directly in an index.

Investors should carefully consider the investment objectives, risks, charges and expenses of the AlphaStream Special Equity Fund. The Fund’s prospectus contains important information about an investment in the Fund, including fees, expenses and risks involved in investing in newly-formed public companies.  The Fund’s prospectus can be obtained at www.alphastreamfunds.com or by calling 1-877-900-6565. The prospectus should be read carefully before investing. The AlphaStream Special Equity Fund is distributed by Northern Lights Distributors, LLC member FINRA/SIPC.  0934-NLD-9/12/2008

AlphaStream Special Equity Fund
PORTFOLIO REVIEW (unaudited)
July 31, 2008

The Fund's performance figures* for the year ended July 31, 2008, as compared to its benchmark:

		One Year
AlphaStream Special Equity Fund - Retail Class		(9.40%)
AlphaStream Special Equity Fund - Investor Class		(10.30%)
S&P 500 Total Return Index		(11.74%)

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  For performance information current to the most recent month-end, please call 1-877-900-6565.

** Inception date is August 1, 2007

Top Ten Holdings by Industry	% of Net Assets
Oil & Gas	16.3%
Transportation	9.8%
Oil & Gas Services	8.0%
Food	6.3%
Commercial Services	6.0%
Pharmaceuticals	5.4%
Chemicals	5.3%
Environmental Control	5.3%
Miscellaneous Manufacturing	4.4%
Iron / Steel	4.3%
Other, Cash & Cash Equivalents	28.9%
	100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund's holdings.

AlphaStream Special Equity Fund
PORTFOLIO OF INVESTMENTS
July 31, 2008
	Shares		Value
		COMMON STOCKS - 98.1%
		AEROSPACE/DEFENSE - 3.7%
	2,730	Aerovironment, Inc. *	$ 89,080
	2,990	Argon ST, Inc. *	74,092
	3,330	Cubic Corp.	88,978
	940	DRS Technologies, Inc.	74,072
	1,240	Elbit Systems Ltd.	65,596
	5,580	Herley Industries, Inc. *	88,499
	900	Kaman Corp. Class A	22,572
	820	L-3 Communications Holdings, Inc.	80,926
	330	United Technologies Corp.	21,113
			604,928
		AGRICULTURE - 2.6%
	15,880	Agria Corp. ADR *	70,666
	1,960	Alico, Inc.	83,163
	1,680	Andersons, Inc.	76,356
	630	Bunge Ltd.	62,320
	4,570	Cresud SA, ADR	60,781
	2,310	Maui Land & Pineapple Co, Inc. *	65,835
			419,121
		BIOTECHNOLOGY - 0.3%
	11,230	Origin Agritech Ltd. *	51,658

		BUILDING MATERIALS - 3.1%
	7,060	AAON, Inc.	134,211
	10,120	Comfort Systems USA, Inc.	134,191
	1,550	Gibraltar Industries, Inc.	24,506
	4,690	Lennox International, Inc.	167,433
	670	NCI Building Systems, Inc. *	25,098
	1,660	Quanex Building Products Corp.	25,564
			511,003
		CHEMICALS - 5.3%
	690	Agrium, Inc.	60,720
	490	CF Industries Holdings, Inc.	80,095
	480	EI Du Pont de Nemours & Co.	21,029
	1,580	Intrepid Potash, Inc. *	87,374
	540	Monsanto Co.	64,319
	620	Mosaic Co. *	78,870
	13,970	New Oriental Energy & Chemical Corp. *	53,645
	1,000	Olin Corp.	29,740
	390	Potash Corp. of Saskatchewan, Inc.	79,665

	See accompanying notes to financial statements.

AlphaStream Special Equity Fund
PORTFOLIO OF INVESTMENTS
July 31, 2008 (continued)
	Shares		Value
		CHEMICALS (continued)
	2,280	Sociedad Quimica y Minera de Chile SA ADR	$ 93,320
	1,050	Syngenta AG ADR	60,995
	1,500	Terra Industries, Inc.	81,000
	570	Terra Nitrogen Co. LP	69,050
			859,822
		COAL - 0.1%
	190	Walter Industries, Inc.	19,925

		COMMERCIAL SERVICES - 6.0%
	1,310	American Public Education, Inc. *	59,513
	1,120	Apollo Group, Inc. Class A *	69,765
	850	Capella Education Co. *	44,370
	3,490	Career Education Corp. *	64,007
	580	Chemed Corp.	24,824
	10,730	ChinaEdu Corp. ADR *	39,165
	4,390	Corinthian Colleges, Inc. *	69,143
	930	DeVry, Inc.	52,833
	620	ITT Educational Services, Inc. *	54,920
	2,370	K12, Inc. *	59,914
	3,010	Learning Tree International, Inc. *	47,979
	4,380	Lincoln Educational Services *	60,400
	870	New Oriental Education & Technology Group ADR *	60,900
	7,540	Princeton Review, Inc. *	58,058
	240	Strayer Education, Inc.	53,448
	1,320	Team, Inc. *	48,193
	4,130	Universal Technical Institute, Inc. *	60,628
	9,110	Versar, Inc. *	52,838
			980,898
		DISTRIBUTION / WHOLESALE - 1.1%
	50	Mitsui & Co. Ltd. ADR	20,800
	3,250	Watsco, Inc.	162,078
			182,878
		ELECTRIC - 0.1%
	590	MDU Resources Group, Inc.	18,827

		ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
	410	Emerson Electric Co.	19,967
	290	Hitachi Ltd. ADR	20,819
	1,350	Insteel Industries, Inc.	23,855
			64,641

	See accompanying notes to financial statements.

AlphaStream Special Equity Fund
PORTFOLIO OF INVESTMENTS
July 31, 2008 (continued)
	Shares		Value
		ELECTRONICS - 1.4%
	1,430	Axsys Technologies, Inc. *	$ 105,019
	1,830	Flir Systems, Inc. *	74,554
	600	Koninklijke Philips Electronics NV ADR	19,968
	580	OYO Geospace Corp. *	27,272
			226,813

		ENGINEERING & CONSTRUCTION - 0.8%
	3,230	KHD Humboldt Wedag International Ltd. *	85,627
	450	Layne Christensen Co. *	20,551
	320	McDermott International, Inc. *	15,254
			121,432

		ENVIRONMENTAL CONTROL - 5.3%
	3,520	Allied Waste Industries, Inc. *	42,592
	1,530	American Ecology Corp.	48,210
	2,930	Calgon Carbon Corp. *	55,670
	3,720	Casella Waste Systems, Inc. *	48,062
	640	Clean Harbors, Inc. *	49,946
	4,120	Darling International, Inc. *	66,662
	3,430	Heritage-Crystal Clean, Inc. *	48,020
	2,850	Industrial Services of America, Inc.	46,541
	1,410	Metalico, Inc. *	21,714
	15,680	Perma-Fix Environmental Services, Inc. *	37,946
	1,530	Republic Services, Inc.	49,725
	880	Stericycle, Inc. *	52,580
	2,000	Tetra Tech, Inc. *	57,460
	11,270	TRC Cos, Inc. *	47,672
	1,440	Waste Connections, Inc. *	52,402
	1,250	Waste Management, Inc.	44,425
	6,440	Waste Services, Inc. *	60,987
	7,140	WCA Waste Corp. *	36,700
			867,314
		FOOD - 6.3%
	2,750	Cal-Maine Foods, Inc.	104,225
	5,370	Cosan Ltd. *	70,401
	2,620	Hormel Foods Corp.	94,765
	6,840	HQ Sustainable Maritime Industries, Inc. *	105,746
	4,380	Imperial Sugar Co.	61,232
	3,060	Industrias Bachoco SAB de CV ADR	86,261
	650	Lancaster Colony Corp.	21,131

	See accompanying notes to financial statements.

AlphaStream Special Equity Fund
PORTFOLIO OF INVESTMENTS
July 31, 2008 (continued)
	Shares		Value
		FOOD (continued)
	1,660	Perdigao SA ADR	$ 91,599
	6,980	Pilgrim's Pride Corp.	85,086
	2,630	Sanderson Farms, Inc.	104,516
	10	Seaboard Corp.	18,000
	4,560	Smithfield Foods, Inc. *	97,949
	6,070	Tyson Foods, Inc. Class A	90,443
			1,031,354
		HAND / MACHINE TOOLS - 0.2%
	3,600	WSI Industries, Inc.	24,912

		HOLDING COMPANIES - DIVERSIFIED - 0.2%
	1,160	China Natural Resources, Inc. *	20,010
	410	Leucadia National Corp.	18,356
			38,366
		HOUSEHOLD PRODUCTS / WARES - 0.6%
	330	Fortune Brands, Inc.	18,912
	4,220	The Scotts Miracle-Gro Co. Class A	82,206
			101,118
		INTERNET - 0.1%
	15,450	Safeguard Scientifics, Inc. *	20,858

		IRON / STEEL - 4.3%
	910	AK Steel Holding Corp.	57,785
	630	ArcelorMittal ADR	55,075
	1,410	Cia Siderurgica Nacional SA ADR	55,258
	3,060	Friedman Industries, Inc.	22,246
	1,280	Gerdau Ameristeel Corp.	20,429
	2,610	Gerdau SA ADR	56,820
	3,720	Grupo Simec SAB de CV ADR *	59,148
	3,050	Material Sciences Corp. *	23,088
	1,270	Mechel Steel ADR	26,949
	840	Nucor Corp.	48,065
	480	POSCO ADR	63,672
	320	Reliance Steel & Aluminum Co.	20,211
	220	Schnitzer Steel Industries, Inc. Class A	19,853
	1,690	Steel Dynamics, Inc.	53,539
	1,490	Ternium SA ADR	51,986
	360	United States Steel Corp.	57,730
			691,854

	See accompanying notes to financial statements.

AlphaStream Special Equity Fund
PORTFOLIO OF INVESTMENTS
July 31, 2008 (continued)
	Shares		Value
		MACHINERY-CONSTRUCTION & MINING - 3.0%
	3,170	Astec Industries, Inc. *	$ 101,186
	1,400	Bucyrus International, Inc.	98,014
	1,380	Caterpillar, Inc.	95,938
	1,340	Joy Global, Inc.	96,775
	1,990	Terex Corp. *	94,187
			486,100
		MACHINERY-DIVERSIFIED - 2.8%
	700	Chart Industries, Inc. *	37,044
	6,890	Gehl Co. *	103,557
	3,010	Kubota Corp. ADR	97,825
	3,130	Manitowoc Co., Inc.	82,507
	4,150	Tecumseh Products Co. Class A *	135,913
			456,846
		MEDIA - 0.1%
	630	Thomson Reuters Corp.	20,305

		METAL FABRICATE / HARDWARE - 3.3%
	1,410	Ampco-Pittsburgh Corp.	61,307
	660	Commercial Metals Co.	19,701
	750	Dynamic Materials Corp.	24,698
	2,490	Furmanite Corp. *	22,808
	1,330	Hawk Corp. Class A *	23,621
	430	Haynes International, Inc. *	20,399
	480	Kaydon Corp.	22,762
	1,200	Ladish Co., Inc. *	23,760
	740	LB Foster Co. Class A *	28,468
	2,670	Madeco SA ADR	25,232
	770	Mueller Industries, Inc.	19,766
	1,770	NN, Inc.	23,576
	1,390	Norsk Hydro ASA ADR	17,583
	2,810	North American Galvanizing & Coating, Inc. *	24,222
	440	Northwest Pipe Co. *	25,586
	740	RBC Bearings, Inc. *	24,620
	990	Tenaris SA ADR	59,648
	750	Timken Co.	24,765
	240	Valmont Industries, Inc.	25,658
	1,210	Worthington Industries, Inc.	21,465
			539,645

	See accompanying notes to financial statements.

AlphaStream Special Equity Fund
PORTFOLIO OF INVESTMENTS
July 31, 2008 (continued)
	Shares		Value
		MINING - 0.6%
	870	Aluminum Corp. of China Ltd. ADR	$ 22,107
	1,010	Brush Engineered Materials, Inc. *	24,169
	370	Century Aluminum Co. *	21,985
	460	Kaiser Aluminum Corp.	24,265
			92,526
		MISCELLANEOUS MANUFACTURING - 4.4%
	290	3M Co.	20,413
	4,140	AO Smith Corp.	164,358
	1,070	Barnes Group, Inc.	24,171
	640	Carlisle Cos., Inc.	19,578
	530	Crane Co.	18,815
	220	Eaton Corp.	15,629
	410	ESCO Technologies, Inc. *	16,871
	1,580	Federal Signal Corp.	22,705
	760	General Electric Co.	21,500
	2,360	Griffon Corp. *	23,718
	350	Harsco Corp.	18,935
	410	Honeywell International, Inc.	20,844
	310	ITT Corp.	20,758
	3,750	LSB Industries, Inc. *	82,762
	620	Raven Industries, Inc.	23,591
	190	Siemens AG ADR	23,062
	150	SPX Corp.	19,017
	960	Standex International Corp.	21,014
	1,600	Synalloy Corp.	24,496
	360	Teleflex, Inc.	22,075
	1,690	Tomkins Plc ADR	16,985
	1,460	Tredegar Corp.	23,915
	3,400	Trimas Corp. *	23,222
	510	Tyco International Ltd.	22,726
			711,160
		OIL & GAS - 16.3%
	1,930	Abraxas Petroleum Corp. *	7,025
	2,750	American Oil & Gas, Inc. *	8,717
	160	Anadarko Petroleum Corp.	9,266
	80	Apache Corp.	8,974
	390	Approach Resources, Inc. *	7,843
	200	Arena Resources, Inc. *	8,182
	240	Atlas America, Inc.	8,890
	280	Atlas Energy Resources LLC	9,934

	See accompanying notes to financial statements.

AlphaStream Special Equity Fund
PORTFOLIO OF INVESTMENTS
July 31, 2008 (continued)
	Shares		Value
		OIL & GAS (continued)
	250	ATP Oil & Gas Corp. *	$ 7,112
	780	Atwood Oceanics, Inc. *	35,810
	210	Berry Petroleum Co. Class A	9,038
	180	Bill Barrett Corp. *	7,405
	4,930	Blue Dolphin Energy Co. *	7,888
	470	Bois d'Arc Energy, Inc. *	10,293
	360	BPZ Resources, Inc. *	6,498
	480	BreitBurn Energy Partners LP	8,246
	740	Brigham Exploration Co. *	10,360
	150	Cabot Oil & Gas Corp.	6,602
	420	Callon Petroleum Co. *	9,656
	72,130	CanArgo Energy Corp. *	17,434
	1,290	Cano Petroleum, Inc. *	5,095
	150	Carrizo Oil & Gas, Inc. *	7,551
	2,200	Cheniere Energy, Inc. *	6,666
	160	Chesapeake Energy Corp.	8,024
	150	Cimarex Energy Co.	7,817
	110	Clayton Williams Energy, Inc. *	10,252
	360	CNOOC Ltd. ADR	53,057
	240	CNX Gas Corp. *	7,495
	120	Comstock Resources, Inc. *	7,321
	280	Concho Resources, Inc. *	9,170
	500	Constellation Energy Partners LLC	9,280
	110	Contango Oil & Gas Co. *	9,381
	170	Continental Resources, Inc. *	9,710
	670	CREDO Petroleum Corp. *	6,807
	410	Delta Petroleum Corp. *	7,819
	320	Denbury Resources, Inc. *	9,005
	100	Devon Energy Corp.	9,489
	350	Diamond Offshore Drilling, Inc.	41,755
	2,150	Edge Petroleum Corp. *	11,051
	140	Encore Acquisition Co. *	8,662
	28,920	Endeavour International Corp. *	48,296
	590	ENSCO International, Inc.	40,793
	80	EOG Resources, Inc.	8,042
	350	EV Energy Partner LP	9,887
	1,770	Evolution Petroleum Corp. *	8,956
	280	EXCO Resources, Inc. *	7,294
	160	Forest Oil Corp. *	9,125
	11,910	FX Energy, Inc. *	80,988

	See accompanying notes to financial statements.

AlphaStream Special Equity Fund
PORTFOLIO OF INVESTMENTS
July 31, 2008 (continued)
	Shares		Value
		OIL & GAS (continued)
	2,520	Gasco Energy, Inc. *	$ 6,577
	24,510	Gastar Exploration Ltd. *	50,981
	1,100	GeoMet, Inc. *	7,293
	430	Georesources, Inc. *	6,962
	130	Goodrich Petroleum Corp. *	5,960
	640	Gulfport Energy Corp. *	9,229
	5,670	Harvest Natural Resources, Inc. *	55,850
	670	Helmerich & Payne, Inc.	39,617
	1,260	Hercules Offshore, Inc. *	31,462
	12,380	Hyperdynamics Corp. *	23,397
	4,900	Imperial Oil Ltd.	239,757
	2,940	Ivanhoe Energy, Inc. *	7,144
	450	Linn Energy LLC	9,814
	38,740	Magellan Petroleum Corp. *	49,200
	280	Mariner Energy, Inc. *	7,409
	340	McMoRan Exploration Co. *	9,122
	970	Nabors Industries Ltd. *	35,366
	160	Newfield Exploration Co. *	7,837
	1,580	Nexen, Inc.	49,991
	1,190	NGAS Resources, Inc. *	7,652
	740	Noble Corp.	38,384
	100	Noble Energy, Inc.	7,387
	130	Occidental Petroleum Corp.	10,248
	320	Panhandle Oil and Gas, Inc.	11,840
	4,790	Parker Drilling Co. *	38,655
	1,330	Patterson-UTI Energy, Inc.	37,799
	140	Penn Virginia Corp.	8,505
	4,920	Petro-Canada	227,452
	230	PetroHawk Energy Corp. *	7,664
	150	Petroleum Development Corp. *	8,297
	390	Petroquest Energy, Inc. *	8,139
	2,590	Pioneer Drilling Co. *	41,155
	140	Pioneer Natural Resources Co.	8,323
	470	Pioneer Southwest Energy Partners LP	9,433
	130	Plains Exploration & Production Co. *	7,276
	1,780	Precision Drilling Trust	40,086
	1,080	Pride International, Inc. *	41,861
	150	Range Resources Corp.	7,284
	460	Rex Energy Corp. *	9,154
	1,070	Rowan Cos, Inc.	42,586

	See accompanying notes to financial statements.

AlphaStream Special Equity Fund
PORTFOLIO OF INVESTMENTS
July 31, 2008 (continued)
	Shares		Value
		OIL & GAS (continued)
	160	SandRidge Energy, Inc. *	$ 7,822
	750	Santos Ltd. ADR	50,475
	220	Southwestern Energy Co. *	7,988
	160	St Mary Land & Exploration Co.	6,810
	180	Stone Energy Corp. *	9,184
	54,100	Storm Cat Energy Corp. *	44,903
	4,680	Suncor Energy, Inc.	255,060
	160	Swift Energy Co. *	8,131
	7,360	Toreador Resources Corp. *	52,330
	12,400	Transglobe Energy Corp. *	52,328
	33,200	Transmeridian Exploration, Inc. *	16,932
	310	Transocean, Inc. *	42,169
	980	TXCO Resources, Inc. *	9,212
	130	Ultra Petroleum Corp. *	9,279
	580	Unit Corp. *	39,179
	7,410	Vaalco Energy, Inc. *	48,536
	660	Vanguard Natural Resources LLC	10,177
	510	Venoco, Inc. *	8,568
	190	W&T Offshore, Inc.	8,409
	780	Warren Resources, Inc. *	9,110
	100	Whiting Petroleum Corp. *	9,367
	152	XTO Energy, Inc.	7,179
			2,649,257
		OIL & GAS SERVICES - 8.0%
	890	Acergy SA ADR	14,943
	1,120	Allis-Chalmers Energy, Inc. *	17,214
	390	Baker Hughes, Inc.	32,335
	630	Basic Energy Services, Inc. *	16,960
	620	BJ Services Co.	18,228
	1,510	Bolt Technology Corp. *	33,537
	8,360	Boots & Coots International Well Control, Inc. *	21,987
	1,390	Cal Dive International, Inc. *	14,887
	610	Cameron International Corp. *	29,134
	580	CARBO Ceramics, Inc.	31,738
	3,420	CE Franklin Ltd. *	34,166
	420	Cie Generale de Geophysique-Veritas ADR *	16,330
	550	Complete Production Services, Inc. *	17,512
	140	Core Laboratories NV	18,145
	330	Dawson Geophysical Co. *	21,658
	870	Dresser-Rand Group, Inc. *	33,147

	See accompanying notes to financial statements.

AlphaStream Special Equity Fund
PORTFOLIO OF INVESTMENTS
July 31, 2008 (continued)
	Shares		Value
		OIL & GAS SERVICES (continued)
	540	Dril-Quip, Inc. *	$ 29,236
	480	Exterran Holdings, Inc. *	27,091
	1,100	Exterran Partners LP	28,182
	1,650	Flotek Industries, Inc. *	30,327
	440	FMC Technologies, Inc. *	27,183
	1,100	Geokinetics, Inc. *	19,800
	1,110	Global Industries Ltd. *	13,253
	690	Gulf Island Fabrication, Inc.	30,601
	370	Halliburton Co.	16,583
	480	Helix Energy Solutions Group, Inc. *	15,326
	350	Hornbeck Offshore Services, Inc. *	15,603
	1,950	ION Geophysical Corp. *	31,142
	1,020	Key Energy Services, Inc. *	16,381
	410	Lufkin Industries, Inc.	36,572
	860	Matrix Service Co. *	19,410
	1,990	Mitcham Industries, Inc. *	30,606
	620	NATCO Group, Inc. *	29,543
	380	National Oilwell Varco, Inc. *	29,879
	1,120	Natural Gas Services Group, Inc. *	28,739
	2,530	Newpark Resources *	18,520
	920	North American Energy Partners, Inc. *	16,643
	260	Oceaneering International, Inc. *	15,766
	310	Oil States International, Inc. *	17,013
	3,100	Omni Energy Services Corp. *	15,841
	18,390	Particle Drilling Technologies, Inc. *	41,010
	1,180	RPC, Inc.	20,284
	190	Schlumberger Ltd.	19,304
	220	SEACOR Holdings, Inc. *	18,407
	410	Smith International, Inc.	30,496
	360	Superior Energy Services, Inc. *	17,075
	630	Superior Well Services, Inc. *	20,009
	250	T-3 Energy Services, Inc. *	17,143
	1,060	Tesco Corp. *	32,934
	840	Tetra Technologies, Inc. *	15,901
	2,240	TGC Industries, Inc. *	18,077
	550	Trico Marine Services, Inc. *	14,036
	2,210	Union Drilling, Inc. *	42,565
	340	Weatherford International Ltd. *	12,828
	450	Willbros Group, Inc. *	16,911
	4,840	WSP Holdings Ltd. ADR *	36,687
			1,304,828

	See accompanying notes to financial statements.

AlphaStream Special Equity Fund
PORTFOLIO OF INVESTMENTS
July 31, 2008 (continued)
	Shares		Value
		PHARMACEUTICALS - 5.4%
	3,290	Alpharma, Inc. Class A *	$ 74,716
	1,620	Barr Pharmaceuticals, Inc. *	106,888
	5,620	Caraco Pharmaceutical Laboratories Ltd. *	78,399
	7,420	Hi-Tech Pharmacal Co., Inc. *	85,849
	3,840	KV Pharmaceutical Co. *	78,682
	6,140	Mylan, Inc. *	79,636
	4,570	Par Pharmaceutical Cos., Inc. *	79,061
	2,330	Perrigo Co.	82,086
	5,890	Simcere Pharmaceutical Group ADR *	70,680
	1,620	Teva Pharmaceutical Industries Ltd. ADR	72,641
	2,730	Watson Pharmaceuticals, Inc. *	78,924
			887,562
		RETAIL - 0.1%
	910	World Fuel Services Corp.	21,931

		SOFTWARE - 0.4%
	3,920	ATA, Inc. ADR *	58,682

		TELECOMMUNICATIONS - 1.0%
	5,430	Applied Signal Technology, Inc.	79,495
	6,030	CPI International, Inc. *	87,133
			166,628
		TRANSPORTATION - 9.8%
	400	Bristow Group, Inc. *	17,996
	820	Burlington Northern Santa Fe Corp.	85,387
	1,700	Canadian National Railway Co.	89,675
	1,230	Canadian Pacific Railway Ltd.	77,256
	2,480	CH Robinson Worldwide, Inc.	119,536
	650	CHC Helicopter Corp. Class A	19,649
	1,300	CSX Corp.	87,854
	3,160	Expeditors International of Washington, Inc.	112,212
	2,400	Genesee & Wyoming, Inc. *	97,128
	42,210	Grupo TMM SA ADR *	56,984
	3,640	Guangshen Railway Co Ltd. ADR	90,527
	340	Gulfmark Offshore, Inc. *	17,061
	3,940	HUB Group, Inc. Class A *	153,108
	1,850	Kansas City Southern *	101,750
	1,270	Norfolk Southern Corp.	91,338
	6,330	Pacer International, Inc.	150,274

	See accompanying notes to financial statements.

AlphaStream Special Equity Fund
PORTFOLIO OF INVESTMENTS
July 31, 2008 (continued)
	Shares		Value
		TRANSPORTATION (continued)
	310	Tidewater, Inc.	$ 18,581
	1,080	Union Pacific Corp.	89,035
	6,820	UTi Worldwide, Inc.	124,056
			1,599,407
		TRUCKING & LEASING - 0.8%
	6,960	Textainer Group Holdings Ltd.	130,291

		WATER - 0.2%
	540	Pico Holdings, Inc. *	24,980

		TOTAL COMMON STOCKS (Cost $15,885,269)	$ 15,987,870

		SHORT-TERM INVESTMENTS - 2.1%
	335,074	Goldman Sachs Financial Square Treasury Instruments Fund, 2.11% **	335,074
		(Cost $ 335,074)

		TOTAL INVESTMENTS - 100.2% (Cost $16,220,343) (a)	$ 16,322,944
		OTHER LIABILITIES & ASSETS - (0.2%)	(33,828)
		NET ASSETS - 100.0%	$ 16,289,116

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $16,301,500 and differs from market value by
	net unrealized appreciation / depreciation of securities as follows:
		Unrealized appreciation	$ 1,280,066
		Unrealized depreciation	(1,258,622)
		Net unrealized appreciation	$ 21,444

*	Non-Income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on July 31, 2008.
ADR - American Depositary Receipts

	See accompanying notes to financial statements.

AlphaStream Special Equity Fund
STATEMENT OF ASSETS AND LIABILITIES
July 31, 2008

ASSETS
Investment securities:
At cost	$ 16,220,343
At value	$ 16,322,944
Receivable for Fund shares sold	50
Dividends and interest receivable	11,386
Prepaid expenses and other assets	7,489
TOTAL ASSETS	16,341,869

LIABILITIES
Distribution (12b-1) fees payable	12,708
Investment advisory fees payable	14,812
Fees payable to other affiliates	4,774
Accrued expenses and other liabilities	20,459
TOTAL LIABILITIES	52,753
NET ASSETS	$ 16,289,116

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 17,677,375
Accumulated net realized loss from security transactions	(1,490,860)
Net unrealized appreciation of investments	102,601
NET ASSETS	$ 16,289,116

Net Asset Value Per Share:
Investor Class Shares:
Net Assets	$ 15,152,389
Shares of beneficial interest outstanding	1,689,802
Net asset value, offering price and redemption price per share (a)	$ 8.97

Retail Class Shares:
Net Assets	$ 1,136,727
Shares of beneficial interest outstanding	125,478
Net asset value, offering price and redemption price per share (a)	$ 9.06

(a) Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.

See accompanying notes to financial statements.

AlphaStream Special Equity Fund
STATEMENT OF OPERATIONS
For the Year Ended July 31, 2008 (a)

INVESTMENT INCOME
Dividends (net of $3,308 foreign taxes withheld)	$ 95,288
Interest	82,562
TOTAL INVESTMENT INCOME	177,850

EXPENSES
Investment advisory fees	130,563
Distribution (12b-1) fees:
Investor Class	121,244
Administrative services fees	59,573
Transfer agent fees	47,502
Professional fees	32,492
Accounting services fees	29,351
Compliance officer fees	16,150
Registration fees	13,343
Custodian fees	9,159
Trustees' fees and expenses	6,800
Printing and postage expenses	6,080
Insurance expense	257
Other expenses	3,386
TOTAL EXPENSES	475,900

Fees waived by the Advisor	(86,427)
Fees waived by affiliates	(8,333)

NET EXPENSES	381,140

NET INVESTMENT LOSS	(203,290)

REALIZED AND UNREALIZED GAIN/LOSS ON INVESTMENTS
Net realized loss from security transactions	(1,469,666)
Net change in unrealized appreciation of investments	102,601
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(1,367,065)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$ (1,570,355)

(a) The AlphaStream Special Equity Fund commenced operations August 1, 2007.

See accompanying notes to financial statements.

AlphaStream Special Equity Fund
STATEMENT OF CHANGES IN NET ASSETS

For the
Year Ended
July 31, 2008 (a)
FROM OPERATIONS
Net investment loss	$ (203,290)
Net realized loss from security transactions	(1,469,666)
Net change in unrealized appreciation of investments	102,601
Net decrease in net assets resulting from operations	(1,570,355)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Class	17,501,247
Retail Class	1,217,921
Redemption fee proceeds:
Investor Class	21
Payments for shares redeemed:
Investor Class	(859,666)
Retail Class	(52)
Net increase in net assets from shares of beneficial interest	17,859,471

TOTAL INCREASE IN NET ASSETS	16,289,116

NET ASSETS
Beginning of Year	-
End of Year *	$ 16,289,116
* Includes accumulated net investment income (loss) of:	$ -

SHARE ACTIVITY
Investor Class:
Shares Sold	1,781,405
Shares Redeemed	(91,603)
Net increase in shares of beneficial interest outstanding	1,689,802

Retail Class
Shares Sold	125,483
Shares Redeemed	(5)
Net increase in shares of beneficial interest outstanding	125,478

See accompanying notes to financial statements.

AlphaStream Special Equity Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Year

	Investor Class		Retail Class
	For the Year		For the Year
	Ended		Ended
	July 31, 2008 (1)		July 31, 2008 (1)

Net asset value, beginning of period	$ 10.00		$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.15)		(0.04)
Net realized and unrealized
loss on investments	(0.88)		(0.90)
Total from investment operations	(1.03)		(0.94)

Paid-in-capital from redemption fees	0.00	(3)	-

Net asset value, end of period	$ 8.97		$ 9.06

Total return (4)	(10.30%)		(9.40%)

Net assets, end of period (000s)	$ 15,152		$ 1,137

Ratio of gross expenses to average
net assets	3.72%		2.72%
Ratio of net expenses and net of
waivers to average net assets	2.99%		1.99%
Ratio of net investment (loss)
to average net assets	-1.65%		-0.40%

Portfolio Turnover Rate	207%		207%

(1)	The Investor Class and Retail Class shares of the AlphaStream Special Equity Fund commenced operations on August 1, 2007.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Represents less than $0.01 per share.
(4) Total returns shown exclude the effect of applicable sales loads/redemption fees.

See accompanying notes to financial statements.

AlphaStream Special Equity Fund

NOTES TO FINANCIAL STATEMENTS

July 31, 2008

1.

ORGANIZATION

The AlphaStream Special Equity Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund seeks to provide capital appreciation.

The Fund currently offers two classes of shares; the Investor Class shares and the Retail Class shares.  Both Classes of shares are offered at net asset value.  Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined, or if no sales prices are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  If NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day at the mean of the last quoted bid and asked prices.  In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board of Trustees (the “Board”) on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Procedures consider, among others, include the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

AlphaStream Special Equity Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2008

In September of 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 applies to fair value measurements already required or permitted by existing standards.  SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  As of July 31, 2008 the Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.   However, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal income tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

Effective January 31, 2008, the Fund adopted the provisions of Financial Accounting Standards Board (“FASB”) Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). Management reviewed the tax positions in the open tax year of 2008 and determined that the implementation of FIN 48 had no impact on the Fund’s net assets or results of operations. As of and during the period ended July 31, 2008, the Fund did not have a liability for unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.  INVESTMENT TRANSACTIONS

For the year ended July 31, 2008, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $40,155,491 and $22,774,294, respectively.

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund. AlphaStream Portfolios, Inc. serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.  For the year ended July 31, 2008, the Fund incurred $130,563 of advisory fees, with $14,812 remaining payable at July 31, 2008.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until November 30, 2008, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses, such as litigation) do not exceed 2.99% and 1.99% per annum of the Fund’s average daily net assets for Investor Class shares and Retail Class shares, respectively.  During the year ended July 31, 2008 the Advisor waived fees totaling $86,427.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses attributable to the Investor Class and Retail Class shares are subsequently less than 2.99% and 1.99% of average daily net assets, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 2.99% and 1.99% of average daily net assets for the Investor Class and Retail Class shares, respectively. If Fund Operating Expenses attributable to the Investor Class and Retail Class shares subsequently exceed 2.99% and 1.99% per annum of the Fund's average daily net assets, respectively, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). As of July 31, 2008 there was $86,427 of fee waivers subject to recapture by the Advisor through July 31, 2011.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 1.00% of its average daily net assets for Investor Class shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder service fee) and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.  During the year ended July 31, 2008, pursuant to the Plan, the Investor Class Shares paid $121,244.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares and is an affiliate of GFS.

The Fund pays each Trustee who is not affiliated with the Trust or Advisor a pro rata share of the total fee of $7,500 per quarter as well as reimbursement for any reasonable expenses incurred when attending meetings. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $40,000 or

10 basis points or 0.10% per annum on the first $100 million in net assets

8 basis points or 0.08% per annum on the next $150 million in net assets

6 basis points or 0.06% per annum on net assets greater than $250 million

During the first two months of operations GFS reduced its fees by $3,333.

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $30,000 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

2 basis points or 0.02% on net assets of $25 million to $100 million

1 basis point or 0.01% on net assets greater than $100 million

During the first two months of operations GFS reduced its fees by $2,500.

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $15,000 per class and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

During the first two months of operations GFS reduced its fees by $2,500.

Custody Administration. Pursuant to the terms of the Fund’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Fund pays an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement. GFS’s fees collected for the year ended July 31, 2008 were $2,127. The Custody fees listed in the Statement of Operations include the fees paid to GFS pursuant to the Custody Administration Agreement.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the year ended July 31, 2008, the Fund incurred expenses of $16,150 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the year ended July 31, 2008, GemCom collected amounts totaling $2,248 for EDGAR and printing services performed.

In addition the Fund reimbursed the Advisor during the period for certain fees in the amount of $15,000, that the Advisor had paid to GFS prior to the funds becoming operational.  These fees were associated with the offering of the Fund and include fees for drafting portions of the prospectus and SAI, drafting of all other registration documents and the initial registration of the Fund with the SEC including all follow up filings through the effective date of the Fund.

5.  REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund.  For the year ended July 31, 2008, the Fund assessed $21 in redemption fees.

6.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

As of July 31, 2008, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and tax treatment of partnership distributions. In addition, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer $1,400,919 of such capital loss.

Permanent book and tax differences due to net operating loss, non-deductible expenses and tax treatment of passive foreign investment companies resulted in reclassification for the period ended July 31, 2008 as follows: a decrease in paid in capital of $182,096; an increase in accumulated net investment income (loss) of $203,290 and a decrease in accumulated net realized loss of $21,194.

7.   CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of the Fund, under Section 2(a)(9) of the Act.  As of July 31, 2008 Hicks Family Investments LP and NFSC held approximately 56% and 34% respectively of the voting securities of Retail Class shares for the benefit of others.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

Northern Lights Fund Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of AlphaStream Special Equity Fund (the “Fund”), a series of Northern Lights Fund Trust, as of July 31, 2008, and the related statement of operations and changes in net assets, and the financial highlights for the year then ended.  These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of July 31, 2008, by correspondence with the Fund’s custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AlphaStream Special Equity Fund, as of July 31, 2008, the results of its operations, changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio

September 18, 2008

AlphaStream Special Equity Fund

EXPENSE EXAMPLES

July 31, 2008 (Unaudited)

As a shareholder of the AlphaStream Special Equity Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the AlphaStream Special Equity Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2008 through July 31, 2008.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the AlphaStream Special Equity Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 2/1/08	Ending Account Value 7/31/08	Expenses Paid During Period 2/1/08 – 7/31/08*
Investor Class	$1,000.00	$1,011.30	$14.95
Retail Class	1,000.00	1,015.70	9.97

Hypothetical (5% return before expenses)	Beginning Account Value 2/1/08	Ending Account Value 7/31/08	Expenses Paid During Period 2/1/08 – 7/31/08*
Investor Class	$1,000.00	$1,010.00	$14.94
Retail Class	1,000.00	1,014.97	9.97

*Expenses are equal to the Fund’s annualized expense ratio of 2.99% for the investor class and 1.99% for the retail class; multiplied by the average account value over the period, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

AlphaStream Special Equity Fund

SUPPLEMENTAL INFORMATION

July 31, 2008 (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee listed below will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*
L. Merill Bryan **(64) Trustee since 2005 Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation Other Directorships: AdvisorOne Funds	34

Anthony J. Hertl (58)

Trustee since 2005

Consultant to small and emerging businesses since 2000; Retired in 2000 as Vice President of Finance and Administration of Marymount College, Tarrytown, New York where he served in this capacity for four years. Prior thereto, he spent thirteen years at Prudential Securities in various management capacities including Chief Financial Officer – Specialty Finance Group, Director of Global Taxation and Capital Markets Controller.  Mr. Hertl is also a Certified Public Accountant.

Other Directorships: AdvisorOne Funds; Satuit Capital Management Trust; Z-Seven Fund, Inc.; Greenwich Advisor Trust

34
Gary W. Lanzen (54) Trustee since 2005 Chief Investment Officer since 2006, formerly President, Orizon Investment Counsel, LLC; Founding Partner, Orizon Group, Inc. (a financial services company). Other Directorships: AdvisorOne Funds	34
Mark H. Taylor (44) Trustee since 2007 Professor (John P. Begley Endowed Chair in Accounting), Creighton University since 2002. Other Directorships: Lifetime Achievement Fund (Audit Committee Chairman)	34
Interested Trustees and Officers
Michael Miola***(55) Trustee since 2005 Chief Executive Officer and Manager of Gemini Fund Services, LLC; Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Orion Advisor Services, LLC, CLS Investment Firm, LLC, GemCom, LLC, Northern Lights Compliance Services, LLC. Other Directorships: AdvisorOne Funds; Constellation Trust Co.	34

AlphaStream Special Equity Fund

SUPPLEMENTAL INFORMATION (continued)

July 31, 2008 (Unaudited)

Interested Trustees and Officers (Continued)
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*

Andrew Rogers (39)

450 Wireless Blvd.; Hauppauge, NY  11788

President since June 2006

President and Manager, Gemini Fund Services, LLC (since March 2006); formerly Senior Vice President and Director of Administration (2001- 2005); Manager (since March 2006), Northern Lights Compliance Services, LLC; Manager (since March 2006) and President (since 2004), GemCom LLC.

N/A

Emile R. Molineaux (46)

450 Wireless Blvd.; Hauppauge, NY  11788

Secretary since 2005

General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Vice President, Northern Lights Compliance Services, LLC  (2003 – Present); In-house Counsel, The Dreyfus Funds (1999 – 2003)

N/A

Kevin E. Wolf (38)

450 Wireless Blvd.; Hauppauge, NY  11788

Treasurer since June 2006

Director of Fund Administration, Gemini Fund Services, LLC (2006 – Present); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2006); Vice-President, GemCom, LLC (2004 - Present); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

N/A

Lynn Bowley (49)

Chief Compliance Officer since June 2007

Compliance Officer of Northern Lights Compliance Services, LLC (2006-Present); Vice President of Investment Support Services for Mutual of Omaha Companies (2004-2006); First Vice President of Product Accounting and Reporting for Mutual of Omaha Companies (1998-2004).

N/A

*The Trust is comprised of numerous portfolios managed by unaffiliated investment advisors.  The term “Fund Complex” refers to the Northern Lights Fund Trust and Northern Lights Variable Trust.  The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor do they share the same investment advisor with any other series.

**From December 2006 through April 2007, L. Merill Bryan, a non-interested trustee of the Trust, invested $143,080 in a limited liability company ("LLC"). This investment is required to be disclosed because one of the other members of the LLC is under common control with the Funds' distributor.  As of May 2007, Mr. Bryan is no longer a member of the LLC.

***Michael Miola is an "interested person" of the Trust as that term is defined under the 1940 Act, because of his affiliation with  Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent),  Northern Lights Fund Distributors, LLC (the Funds’ Distributor) and Northern Lights Compliance Services, LLC (the Trust’s compliance service provider).

The Funds’ Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-900-6565.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-900-6565 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-900-6565.

INVESTMENT ADVISOR

AlphaStream Portfolios, Inc.

2625 Cumberland Pkwy, Suite 220

Atlanta, GA 30339

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.  (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)

The Registrant’s board of trustees has determined that Anthony J. Hertl is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Hertl is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2008 – $12,000

(b)

Audit-Related Fees

2008 – $0

(c)

Tax Fees

2008 – $2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2008 – None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2008

Audit-Related Fees:

0.00%

Tax Fees:

0.00%

All Other Fees:

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2008 – $0

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/8/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/8/08

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

10/8/08